Organization and Principal Activities (Details) - Schedule of Consolidated Statements of Operations and Comprehensive (loss)/Income - Variable Interest Entities [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Consolidated Statements of Operations and Comprehensive (loss)/Income [Line Items]
Net Revenue	$ 59,165,258	$ 48,184,958	$ 32,524,013
Net (loss)/income	$ (24,030,102)	$ (5,969,762)	$ 3,365,002